Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	3.37%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	48.77%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.38%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	3.37%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	3.12%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.00% [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 5.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	48.77%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.48%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.04%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.67%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.38%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.63% [Member]
Holdings [Line Items]
Percent of Total Investments	15.78%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	13.91%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.25% [Member]
Holdings [Line Items]
Percent of Total Investments	11.09%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	10.29%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.13% [Member]
Holdings [Line Items]
Percent of Total Investments	7.54%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	6.86%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Federal Home Loan Bank 3.70% [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.38% [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Uniform Mortgage-Backed Security 6.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Uniform Mortgage-Backed Security 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	76.71%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	8.58%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.68%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.84%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	13.91%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.25% [Member]
Holdings [Line Items]
Percent of Total Investments	11.09%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	10.29%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.13% [Member]
Holdings [Line Items]
Percent of Total Investments	7.54%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	6.86%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Federal Home Loan Bank 3.70% [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.38% [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Uniform Mortgage-Backed Security 6.00% [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Uniform Mortgage-Backed Security 5.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.63%[Member]
Holdings [Line Items]
Percent of Total Investments	15.78%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	76.71%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	8.58%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.68%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.84%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%	[1]
Empower Core Strategies: International Equity Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Core Strategies: International Equity Fund - Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Institutional Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Core Strategies: International Equity Fund - Institutional Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Core Strategies: International Equity Fund - Institutional Class | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Core Strategies: International Equity Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
Empower Core Strategies: International Equity Fund - Institutional Class | U.S. Treasury Bills 3.66% [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Core Strategies: International Equity Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Core Strategies: International Equity Fund - Institutional Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Core Strategies: International Equity Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.26%
Empower Core Strategies: International Equity Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.06%
Empower Core Strategies: International Equity Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.16%
Empower Core Strategies: International Equity Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%
Empower Core Strategies: International Equity Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.77%
Empower Core Strategies: International Equity Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.92%
Empower Core Strategies: International Equity Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Core Strategies: International Equity Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower Core Strategies: International Equity Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.02%
Empower Core Strategies: International Equity Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower Core Strategies: International Equity Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.49%
Empower Core Strategies: International Equity Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Core Strategies: International Equity Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Core Strategies: International Equity Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Core Strategies: International Equity Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Core Strategies: International Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Core Strategies: International Equity Fund - Institutional Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.14%
Empower Core Strategies: International Equity Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Core Strategies: International Equity Fund - Institutional Class | Countries [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%
Empower Core Strategies: International Equity Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Core Strategies: International Equity Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Investor Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Core Strategies: International Equity Fund - Investor Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Core Strategies: International Equity Fund - Investor Class | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Core Strategies: International Equity Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
Empower Core Strategies: International Equity Fund - Investor Class | U.S. Treasury Bills 3.66% [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Core Strategies: International Equity Fund - Investor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Empower Core Strategies: International Equity Fund - Investor Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Empower Core Strategies: International Equity Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.26%
Empower Core Strategies: International Equity Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.06%
Empower Core Strategies: International Equity Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.16%
Empower Core Strategies: International Equity Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%
Empower Core Strategies: International Equity Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.77%
Empower Core Strategies: International Equity Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.92%
Empower Core Strategies: International Equity Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.13%
Empower Core Strategies: International Equity Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower Core Strategies: International Equity Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.02%
Empower Core Strategies: International Equity Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower Core Strategies: International Equity Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.49%
Empower Core Strategies: International Equity Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.20%
Empower Core Strategies: International Equity Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Core Strategies: International Equity Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Core Strategies: International Equity Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Core Strategies: International Equity Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Core Strategies: International Equity Fund - Investor Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.14%
Empower Core Strategies: International Equity Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Core Strategies: International Equity Fund - Investor Class | Countries [Member]
Holdings [Line Items]
Percent of Total Investments	5.81%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.63%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.97%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.19%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.17%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.83%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.24%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Core Strategies: U.S. Equity Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.63%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.97%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.19%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.17%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.83%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.91%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.24%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%

[1]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.